Intangible assets (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of intangible assets
	Goodwill	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others	Total
Balance at June 30, 2020	13,899	18,789	5,961	6,095	10,401	13,288	68,433
Costs	13,899	20,742	27,805	58,450	19,494	32,913	173,303
Accumulated amortization	-	(1,953)	(21,844)	(52,355)	(9,093)	(19,625)	(104,870)
Net book amount at June 30, 2020	13,899	18,789	5,961	6,095	10,401	13,288	68,433
Additions	-	-	-	46	728	2,793	3,567
Disposals	-	-	-	-	(182)	-	(182)
Deconsolidation	(13,904)	(17,405)	(5,398)	(5,151)	(7,632)	(10,439)	(59,929)
Impairment	(66)	-	-	-	-	-	(66)
Currency translation adjustment	292	(1,338)	(427)	(446)	(1,159)	(981)	(4,059)
Amortization charges (i)	-	(46)	(136)	(544)	(1,820)	(1,282)	(3,828)
Balance at June 30, 2021	221	-	-	-	336	3,379	3,936
Costs	221	-	-	-	1,294	3,884	5,399
Accumulated amortization	-	-	-	-	(958)	(505)	(1,463)
Net book amount at June 30, 2021	221	-	-	-	336	3,379	3,936
Additions	-	-	-	-	65	38	103
Disposals	-	-	-	-	-	(471)	(471)
Impairment	-	-	-	-	(40)	-	(40)
Amortization charges (i)	-	-	-	-	(148)	(1)	(149)
Balance at June 30, 2022	221	-	-	-	213	2,945	3,379
Costs	221	-	-	-	1,319	3,451	4,991
Accumulated amortization	-	-	-	-	(1,106)	(506)	(1,612)
Net book amount at June 30, 2022	221	-	-	-	213	2,945	3,379